Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of administrative expense [Line Items]
Administrative expenses	$ 78,760	$ 83,597	$ 81,692
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses	2,783	4,760	8,780
Management expenses [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses	1,317	3,395	7,191
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses	1,466	1,365	1,589
Personnel expenses
Disclosure of administrative expense [Line Items]
Administrative expenses	34,656	36,265	29,617
Professional fees
Disclosure of administrative expense [Line Items]
Administrative expenses	15,324	12,663	11,696
Sundry charges
Disclosure of administrative expense [Line Items]
Administrative expenses	7,450	10,375	15,295
Rentals
Disclosure of administrative expense [Line Items]
Administrative expenses	5,818	5,412	4,870
Board of Directors' participation
Disclosure of administrative expense [Line Items]
Administrative expenses	3,252	1,422	1,140
Maintenance and repairs
Disclosure of administrative expense [Line Items]
Administrative expenses	2,732	2,657	1,076
Subscriptions and quotes
Disclosure of administrative expense [Line Items]
Administrative expenses	1,938	1,428	697
Donations
Disclosure of administrative expense [Line Items]
Administrative expenses	1,617	3,006	4,280
Communications
Disclosure of administrative expense [Line Items]
Administrative expenses	1,512	1,376	1,557
Depreciation and amortization
Disclosure of administrative expense [Line Items]
Administrative expenses	1,295	1,146	254
Transport
Disclosure of administrative expense [Line Items]
Administrative expenses	1,212	989	310
Insurance
Disclosure of administrative expense [Line Items]
Administrative expenses	645	3,911	3,023
Travel and mobility
Disclosure of administrative expense [Line Items]
Administrative expenses	467	1,053	914
Consumption of materials and supplies
Disclosure of administrative expense [Line Items]
Administrative expenses	436	616	416
Canons and tributes.
Disclosure of administrative expense [Line Items]
Administrative expenses	388	602	1,460
Allowance for doubtful accounts
Disclosure of administrative expense [Line Items]
Administrative expenses	$ 18	$ 676	$ 5,087